UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSR
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-04938

THE EHRENKRANTZ TRUST
(Exact name of registrant as specified in charter)
----------

600 Old Country Road, Suite 210
Garden City, New York 11530
(Address of principal executive offices) (Zip code)

Thomas Giugliano, President
600 Old Country Road, Suite 210
Garden City, NY 11530
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-424-8570

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  DECEMBER 31, 2005

ITEM 1.	REPORTS TO SHAREHOLDERS




THE EHRENKRANTZ TRUST

ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2005







TABLE OF CONTENTS

Letter to Shareholders and Manager's
  Discussion of Fund Performance
Comparative Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Auditor
Fund Management
Voting Proxies on Portfolio Securities
Disclosure of Portfolio Holdings
Approval of Investment Advisory Agreement
Shareholder Meeting
Disclosure of Fund Expenses

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
THE EHRENKRANTZ TRUST VERSUS THE S&P500 INDEX
----------------------------------------------------------------------
Total Return1
----------------------------------------------------------------------
                      Annualized         Annualized         Annualized
          One Year      3 Year             5 Year             10 Year
          Return        Return             Return             Return
----------------------------------------------------------------------
Fund      -7.75
----------------------------------------------------------------------
S&P 500    4.27%      14.38%             0.54%              9.06%


[Line Graph Omitted]
Plot points follow:

December 31             The Ehrenkrantz Trust           S&P 500
1996                    12.43%                          20.27%
1997                     8.3%                           31.01%
1998                     4.7%                           26.67%
1999                    23.4%                           19.53%
2000                     1.9%                          (10.14)%
2001                   (12.6)%                         (12.06)%
2002                   (26.2)%                         (23.75)%
2003                    52.8%                           24.56%
2004                   (14.5)%                           8.83%
2005                    (7.7)%                           4.68%

*  Assumes $10,000 invested on January 1, 1996

1 These figures represent past performance as of December 31, 2005. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. The S&P 500 Index is a broad un-managed measure of the U.S. Securities Market.

THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005



COMMON STOCK                            Shares          Value           Percent

COMMUNICATIONS
  Charter Communications, Inc.          28,000          $ 34,160         3.56
  Nortel Networks, Inc.                 40,000           122,400        12.73
  Young Broadcasting, Inc.               4,400            11,440         1.19
                                                        ________        ________
                                                         168,000        17.48

ELECTRIC AND GAS
  Touch America Holdings, Inc.          20,000                20         0.00
                                                        _________       ________
ELECTRONICS
  Sun Microsystems, Inc.                10,000            41,900         4.36
  Vishay Intertechnology, Inc.           6,000            82,560         8.59
                                                        _________       ________
                                                         124,460        12.95
MANUFACTURING
  Corning, Inc.                         12,000           235,920        18.50
                                                        _________       ________

PHARMACEUTICALS
  Zonagen Inc.                           1,650             8,431         0.88
  Bristol Myers Squibb Co                3,000            68,940         7.17
  Schering Plough Corporation            5,000           104,250        10.84
  Sirna Therapeutics, Inc.               5,000            15,150         1.58
                                                         ________       ________
                                                         196,771        20.47

TELECOMMUNICATIONS
  The Directv Group                      8,232           116,236        12.09
                                                         ________       ________

Total Common Stock (Cost $1,897,320).                   $ 841,407       87.52


The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

                                        Principal
                                        Amount
                                        or Value        Fair Value      Percent
                                        __________      __________      _______

U.S.Government Obligations:
  U.S. Treasury Note, 1.875%
  due 5/31/06                           100,000         100,000         10.40
                                                        __________      _______

Total value of investments
(Cost $1,996,624)                                       941,407         97.92


Excess of cash and other assets over
  liabilities                                           (27,645)         2.08

NET ASSETS                                              $913,762        100.00


The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS

Investments in securities, at value
 (identified cost $1,996,624)                   $   941,407

Cash and cash equivalents                            20,384

Receivables:
  Dividends and interest                              1,036
                                                ___________

     Total Assets                                   962,827


LIABILITIES

Accrued expenses                                     49,065
                                                ___________

     Net Assets                                   $ 913,762
                                                ===========

Net assets consist of:

  Unrealized depreciation on investments        $(1,076,100)
  Accumulated net gain on investment
    transactions                                     71,782
  Undistributed net income(loss)                 (  276,952)
  Paid in Capital                                 2,195,032
                                                ____________

     Total                                      $ 1,272,754
                                                ===========

Net Asset Value, Offering and Redemption Price
  Per Share (338,177 shares of no par value
  capital stock outstanding; an unlimited number
  of shares are authorized)                        $   3.76
                                                   ========


The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS
For the year ending December 31, 2005

Investment Income:
  Income
    Dividends                           $  6,616
    Interest                               1,502
                                        ________

      Investment income                                 $  11,605

  Expenses:
    Investment advisory fees              11,605
    Professional fees                     64,438
    Custodian fees                           299
    Shareholder servicing and
     Fund accounting fees                 42,268
    Trustee meetings                         298
    Bond expense                           3,384
                                        ________
           Total Expenses                                 122,494

Net investment income(loss)                              (110,889)

Net Realized and Unrealized Gains
  and Losses on Investments:

  Realized gains from investment
  transactions during the period           4,866
  Increase in unrealized depreciation of
    investments during current
    period                              ( 64,603)
                                        _________

  Net realized and unrealized gain                         (2,225)
                                                          ________
Net Decrease in Net Assets Resulting from
  Operations                                            $(113,114)
                                                       ===========



The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Increase (Decrease) in Net Assets
  from Operations

  Net investment income(loss)                           $( 110,889)
  Net realized gain/(loss) on
    investment transactions                                 62,378
  Net change in unrealized
    depreciation on investments                          (  64,603)
                                                        ___________
  Increase/(decrease) in net assets
    resulting from operations                            ( 113,114)
                                                        ___________

Distributions to shareholders:

  Net investment income                                          0
  Net realized gain on investments                               0
                                                        ___________
                                                                 0

CAPITAL SHARE TRANSACTIONS (Note 4):
  Increase (decrease) in net assets
    resulting from capital share
    transactions                                        ( 245,878)
                                                        ____________

Total increase (decrease) in
  net assets                                            ( 358,992)

NET ASSETS
  Beginning of Period                                   1,272,754
                                                        ____________

  End of Period (including
    undistributed net investment
    and operating income of
    $(276,952                                         $ 1,562,815
                                                        ===========



The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Year Ending December 31, 2005

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements. The tax basis of assets owned by the Fund are equal to the asset's cost basis.


The accompanying notes are an integral part of these financial statements.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Year Ending December 31, 2005

Significant accounting policies (continued):


Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3.  Portfolio of Investments

The Ehrenkrantz Growth Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each year on Form N-Q. The Fund has 60 days after the end of the first and third quarters to file the report with the SEC. Forms N-Q will be available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. and information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-424-8570 and are available on the SEC website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities, during the most recent 12-month period, is available without charge, upon request, by calling 1-800-813-1117 and are available on the SEC website at http://www.sec.gov.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Year Ending December 31, 2005


4. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered an investment advisory agreement (the "Agreement") with EKN Asset Management Group, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations. During the period August 1, 2005 through December 31, 2005, the advisor has waived all fees.

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

5. Investment transactions.

   Unrealized appreciation at
     December 31, 2005               $       0
   Unrealized depreciation at
     December 31, 2005                ( 64,603)
                                     __________

   Net depreciation                   ( 64,603)
                                     ===========

During the year ended December 31, 2005, the Fund sold $136,244 in securities, excluding short-term investments.

6. Trust Shares.

Transactions in trust shares were as follows:

                                        Year Ended
                                        12/31/05

                                    Shares       Amount

Shares sold                             0            0

Shares issued from
 investment of
 dividends                              0            0

Shares repurchased              (  74,890)    (245,878)

Net Changes                     (  74,890)    (245,878)
                                ==========    ==========

Shares outstanding:

  Beginning of year                      338,177
                                        ________
  End of period                          263,287

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Year Ending December 31, 2005


7.  Shareholder Expenses

As a shareholder of the Fund, you may incur two types of costs: (1) transaction cost which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Year" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Year Ending December 31, 2005

Shareholder Expenses (continued):

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                  Beginning              Ending          Expenses Paid
                  Account Value          Account Value   During
                  January 1, 2005        12/31/05        Year
________________________________________________________________________
Actual           $1,000                  $  855          $56

________________________________________________________________________
Hypothetical     $1,000                  $1,025          $57
(5% return
before
expenses

*Expenses are equal to the Fund's annualized expense ratio of 11.2%, multiplied by the average account value over the Fund's most recent fiscal year.

The actual return for the Fund during this year was (7.7%).

THE EHRENKRANTZ GROWTH FUND
FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.


                          2005      2004    2003    2002    2001




Net asset value,
 beginning of year      $ 3.76     $ 4.40  $ 2.88  $ 3.90  $4.46

Income (loss) for
 investment Operations:
   Net investment
   income (loss)         (0.28)     (0.21)  (0.07)  (0.08)  0.01
   Net gains(losses)
   on securities
   (both realized and
   unrealized)           (0.01)     (0.43)   1.59   (0.94) (0.57)

Total investment
  operations              3.47       3.76    4.40    2.88   3.90

Less distributions:
  Dividends (from net
   investment income)     0.00       0.00    0.00    0.00   0.00
  Distributions (from
   capital gains)         0.00       0.00    0.00    0.00   0.00
  Return of capital       0.00       0.00    0.00    0.00   0.00

Total dividends and
 distributions            0.00       0.00    0.00    0.00   0.00

Net asset value,
 end of year              3.47     $ 3.76  $ 4.40  $ 2.88  $3.90
                       ===========================================

Total return            ( 7.7)%     (14.5)%  52.8%  (26.2)% (12.6)%

Net assets,
 End of Period(in
  thousands)              914        1,273   1,563   2,153   3,798

Ratio of expenses to
  average net assets     11.2%         5.8%    3.8%    3.5%    2.9%

Ration of net income
 (loss) to average net
   assets               (10.1)%       (4.9)%  (2.2)%  (2.3)%  0.1%

Portfolio turnover
  rate                   11.6%         30.0%  0.00    22.0%   147%


The accompanying notes are an integral part of these financial statements.

                                      12
                        Liebman Goldberg & Drogin LLP
                         Certified Public Accountants
                        595 Stewart Avenue, Suite 420
                            Garden City, NY 11530
                       ______________________________
                            Tel (516)228-6600
                            Fax (516)228-6664


Shareholders and Board of Directors
The Ehrenkrantz Growth Fund
New York, New York

In planning and performing our audit of the financial statements of The Ehrenkrantz Growth Fund for the year ended December 31, 2005, we considered its internal control, including control activities for safeguarding securities, in order to determine our audit procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of The Ehrenkrantz Growth Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objectives of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control structure, errors or fraud may occur and not be detected. Also projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safequarding securities, that I consider to be material weaknesses as defined above as of December 31, 2005.

This report is intended solely for the information and use of management and the Board of Directors of The Ehrenkrantz Growth Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than theses specified parties.

/s/ Liebman Goldberg & Drogin LLP
    Liebman Goldberg & Drogin LLP
    Certified Public Accountants
    Garden City, New York
    March 13, 2006

                        Liebman Goldberg & Drogin LLP
                         Certified Public Accountants
                        595 Stewart Avenue, Suite 420
                            Garden City, NY 11530
                       ______________________________
                            Tel (516)228-6600
                            Fax (516)228-6664


Shareholders and Board of Directors
The Ehrenkrantz Growth Fund
New York, New York


INDEPENDENT AUDITOR'S REPORT

We have audited the accompanying statement of assets and liabilities of The Ehrenkrantz Growth Fund, including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audit.

The financial statements of the Ehrenkrantz Growth Fund as of December 31, 2004, were audited by another auditor whose report dated February 22, 2005 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2005 by correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that my audit provides a reasonable basis for my opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Ehrenkrantz Growth Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S generally accepted accounting principles.

/s/ Liebman Goldberg & Drogin LLP
    Liebman Goldberg & Drogin LLP
    Certified Public Accountants
    Garden City, New York
    March 13, 2006

FUND MANAGEMENT

	Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling 1-888-424-8570.

	The address of each individual is 600 Old Country Road, Suite 210, Garden City, NY 11530. Each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Trustees.

TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE FUND:

                                               Number of
                                               Portfolios in
                                      Length   Fund Complex     Other
Name and Age at                       of Time  Overseen by      Directorships
December 31, 2005       Position      Served   Board Member     Held
-----------------------------------------------------------------------------
Thomas Giugliano, 40    Trustee,      3 Months     1            None
	President,
	Secretary &
	Chairman

------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING LAST FIVE YEARS: President of Ehrenkrantz King Nussbaum, Inc. (broker-dealer), President of EKN Asset Management Group, Inc. and formerly Co-Branch Manager of Weatherly Securities (until October, 2001).

	Mr. Giugliano is an "interested person" of the Fund as defined in the Investment Company Act because he is a shareholder, officer and director of the Advisor.

TRUSTEES WHO ARE "NOT INTERESTED PERSONS" OF THE FUND:

                                               Number of
                                               Portfolios in
                                      Length   Fund Complex     Other
Name and Age at                       of Time  Overseen by      Directorships
December 31, 2005       Position      Served   Board Member     Held
-------------------------------------------------------------------------------

Angel Martinez, 37      Trustee      3 Months        1          None

-------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING LAST FIVE YEARS:  Branch Manager of Sunset
Mortgage Corp., L.P. (a loan originator).

-------------------------------------------------------------------------------

Chris Lyons, 40         Trustee      3 Months        1          None

-------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING LAST FIVE YEARS:  Project Manager with Lyons
Development, LTD. (A construction and development company).

-------------------------------------------------------------------------------

Thomas Spina, 43        Trustee       3 Months        1         None

-------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING LAST FIVE YEARS:  Nursing Representative with
NYSNA ( a nurse's union).

-------------------------------------------------------------------------------

Kevin T. Oliver, 43     Trustee       3 Months        1         None

-------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING LAST FIVE YEARS:  Attorney in private practice.

-------------------------------------------------------------------------------

OFFICERS OF THE FUND:


                                               Number of
                                               Portfolios in
                                      Length   Fund Complex     Other
Name and Age at                       of Time  Overseen by      Directorships
December 31, 2005       Position      Served   Board Member     Held
----------------------------------------------------------------------------

Gabe Iezzoni, 48        CCO           3 Months      1           None

-----------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING LAST FIVE YEARS: Assistant Compliance Director, Ehrenkrantz King Nussbaum, Inc. (broker-dealer); Chief Compliance Officer, Brean Murray & Company, Inc. (broker-dealer) (October 2003 to July 2005); Compliance Director, Vision Securities, Inc. (broker-dealer) (May 2002 to October 2003); Compliance Officer and Vice President, Institutional Equity Corp (broker-dealer) (June 1999 to January 2001).

---------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

	A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to portfolio securities during the most recent 12 month period ended December 31, 2005, (i) is available, without charge and upon request, by calling 1-888-424-8570; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

        The Fund's Forms N-Q, reporting portfolio securities held by the Fund, will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

AUDIT COMMITTEE

	The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission requires the Fund to disclose whether the Fund has an Audit Committee and, if not, the reasons therefore. This Fund does not have an Audit Committee. The Board determined that due to the Fund's relative small size and lack of any complex accounting issues that an Audit Committee was not necessary at this time. The Board will reconsider this matter at each subsequent meeting of the Trustees.

DISCLOSURE OF PORTFOLIO HOLDINGS

	The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for each first and third fiscal quarters on Form N-Q. The Fund's Form N-Q, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by callint 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

	The Investment Advisory Agreement between the Fund and the Advisor was approved by Shareholders at a meeting held on August 5, 2005. In recommending the Agreement to Shareholders for approval the then Board of Trustees considered, among others, the following factors:

Nature, Extent and Quality of Service

	The Board examined the nature, extent and quality of the services to be provided by EKN Asset Management Group, Inc. ("EKNAMG") to the Fund.

	The Board evaluated the experience of key personnel at EKNAMG in providing investment advice, as well as the reputation and financial condition of EKNAMG. The Board concluded that the Fund is likely to benefit from the extent and quality of these services as a result of EKNAMG's experience, personnel, operations and resources.

Investment Performance of EKNAMG

	The Board concluded that this factor was not relevant as EKNAMG has no performance history with respect to an investment company.

Comparative Fees and Expense Ratio

	The Board examined fee and expense information for the Fund, as compared to other funds in the Fund's peer group. The Board determined that the proposed management fees for the Fund were lower than the average management fees for other mutual funds similar in size, character and investment objective. The Board also evaluated the expense ratios for comparable funds and determined that the Fund's expense ratio was substantially higher than the ratio of such other funds. In this regard the Board noted that EKNAMG has agreed to assume all of the operating expenses of the Trust for a period of one year from the date of approval of the advisory agreement, subject to Board review after 6 months. The Board further noted that the compensation to be received under the New Advisory Agreement was not greater than the compensation that would have been received under the Former Advisory Agreement. The Board concluded that the Fund's management fee was reasonable and compared fairly to that of comparable mutual funds.

Costs of Services and Profits Realized by EKNAMG

	The Board considered the costs to EKNAMG of serving as the investment advisor to the Fund, including the costs associated with the transition and with the personnel, systems and equipment necessary to manage the Fund in accordance with the New Advisory Agreement. The Board noted that EKNAMG also agreed to assume Fund operating expenses. In addition, the Board noted that EKNAMG is responsible for paying the salaries, expenses, and fees of all Trustees and officers of the Trust who are also directors and officers of EKNAMG. The Board considered the anticipated revenues that EKNAMG expected to receive for serving as the investment advisor to the Fund, and the fact that the management fees paid by the Fund would be lower than average management fees paid by similar funds. In light of these considerations, the Board concluded that the profits, if any, to be realized by EKNAMG were fair and reasonable.

Economies of Scale

	The Board considered the extent to which the management fees to be paid to EKNAMG reflected economies of scale. Due to the relatively small size of the Fund this factor was not deemed particularly relevant. In this connection, the Board noted that the management fees were below the average fees for other similar funds at the same asset levels. Based on its review, the Board concluded that the Fund's management fee structure was reasonable.

Other Benefits to EKNAMG and Affiliates

	In evaluating the benefits that are expected to occur to EKNAMG through its relationship as advisor to the Fund, the Board recognized that EKNAMG and its affiliate Ehrenkrantz King Nussbaum, Inc., would receive compensation through the execution of portfolio trades for the Fund. The Board also noted that the Fund would provide an investment vehicle for the clients of Ehrenkrantz King Nussbaum, Inc. It concluded that these benefits were fair and reasonable.

	Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors, and such other information believed to be reasonably necessary to evaluate the terms of the Agreement, the Board, including all of the non-interested Trustees, concluded that the Advisory Agreement would be in the best interest of the Fund's Shareholders, and determined that the compensation to the Advisor provided for in the Agreement is fair and reasonable.

SHAREHOLDERS MEETING

	The Fund held a Special Meeting of the Shareholders on August 5, 2005. The following Trustees were elected to serve until their successors were appointed: Kevin T. Oliver, Thomas Spina, Angel Martinez, Chris Lyons and Thomas Giugliano. These individuals constitute the entire Board. The Shareholders also approved a new investment advisory agreement between the Fund and EKN Asset Management Group, Inc. The voting record at the meeting is setforth below:

Election of Directors

Nominees			For		Against		Abstain		Broker Non-Votes

Kevin T. Oliver			161,802			0		0		0
Thomas Spina			161,802			0		0		0
Angel Martinez			161,802			0		0		0
Chris Lyons			161,802			0		0		0
Thomas Giugliano		161,802			0		0		0

Approval of Investment Advisory Agreement

             For             Against         Abstain         Broker Non-Votes

             159,234         2,568                0               0

DISCLOSURE OF FUND EXPENSES

	All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment return.

	Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

	The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for you Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes 'NOT your Fund's actual return ' the account values shown may not apply to your specific investment.

------------------------------------------------------------------------------------
                           BEGINNING       ENDING                          EXPENSES
                           ACCOUNT         ACCOUNT         ANNUALIZED      PAID
                           VALUE           VALUE           EXPENSE         DURING
                           1/1/05          12/31/05        RATIOS          PERIOD*
----------------------------------------------------------------------------------
Actual Fund Return         $1,000          $   855         11.2%          $ 56
Hypothetical 5% Return     $1,000          $ 1,025         11.2%          $ 57


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect (the one-half period).

Investment Advisor:
EKN Asset Management Group, Inc.
600 Old Country Road
Suite 210
Garden City, NY  11530

Transfer Agent:
Ameritor Financial Corporation
4400 MacArthur Blvd., NW
Suite 301
Washington, DC 20007
888-424-8570

Custodian:
PNC Bank
PO Box 1912
Washington, DC 20074

Counsel:
Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663

Independent Auditors:
Liebman Goldberg & Drogin, LLP
595 Stewart Avenue, Suite 420
Garden City, NY 11530

Item 2.	CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888)424-8570.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of Trustees has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.  The registrant paid the following amounts to Roy
G. Hale, CPA, the registrant's principal accountant, for the audit of the registrant's annual financial statement and services in connection therewith for the last two fiscal years:

Audit Fees

        Non-Audit                       Audit                         All Other
        Fees Billed     Audit Fees      Related Fees    Tax Fees      Feees
2004       None         $ 6,623            None             None        None
2005       None         _______            None             None        None

(e)(1) The Fund's Independent Trustees perform the functions of an audit committee. The Fund has no standing audit committee. The policy of the Fund's Trustees is to specifically pre-approve (i) all audit and non-audit services provided by the Fund's independent auditor to the Fund ("Fund Services") and (ii) all non-audit services provided by the Fund's independent auditor to the Fund's advisor. If such Fund Services are required during the period between the Fund's regularly scheduled meetings, the President must seek approval from the Independent Trustees.

(e)(2) The Fund's Independent Trustees approved 100% of the fees described in paragraphs (b) through (d) of this item.

(f)     Not applicable.

(g)     See above table.

(h)     Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

		Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

		Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

		Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

		Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

		Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The certifying officer, whose certification is included herewith, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through the filing of an exhibit: Not applicable.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing.

SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                The Ehrenkrantz Trust

                                                By: /s/ Thomas Giugliano



                                               ___________________________
                                               Name:  Thomas Giugliano
                                              Title: President (Principal
                                                     Executive Officer)

Date: March 1, 200

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               By: /s/ Thomas Giugliano



                                              ___________________________
                                              Name:  Thomas Giugliano
                                              Title: President (Principal
                                                     Executive Officer)
Date: March 1, 2006

							By: /s/ Joan King



							___________________________
							Name:  Joan King
							Title: Vice President,
								 Secretary, Treasurer
								 (Principal Financial
								 and Accounting Officer
Date: March 1, 2005